Offerings	Feb. 20, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $.01 per share
Maximum Aggregate Offering Price	$ 1,500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,650
Offering Note
1
The prospectus supplement to which this Exhibit is attached (the “
Current Prospectus Supplement
”) is a final prospectus for the related offering. In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended (the “
Securities Act
”), the registrant initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, its Registration Statement on Form
S-3
(File
No. 333-266624)
which was filed on August 8, 2022 (the “
Current Registration Statement
”). An indeterminate number of shares of common stock as shall have an aggregate initial offering price not to exceed $1,890,198,698 are being offered under the Current Prospectus Supplement as may from time to time be issued at indeterminate prices. In addition, pursuant to Rule 416 of the Securities Act, the shares of common stock being offered under the Current Prospectus Supplement include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being offered under the Current Prospectus Supplement as a result of stock splits, stock dividends or similar transactions.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $.01 per share
Maximum Aggregate Offering Price	$ 390,198,698
Amount of Registration Fee	$ 57,593.33
Offering Note
2
The registrant previously filed a prospectus supplement on May 6, 2024 (the “
Prior Prospectus Supplement
”), and paid a filing fee of $145,691.10 in connection therewith, calculated in accordance with Rules 457(o) and 457(p) of the Securities Act. The maximum aggregate offering price as contemplated by the Prior Prospectus Supplement was $1,361,336,918. As of the date hereof, shares of common stock having an aggregate offering price of up to $390,198,698 remain available for offer and sale pursuant to the Prior Prospectus Supplement and the accompanying prospectus. The unused registration fee of $57,593.33 with respect to such remaining available shares of common stock will continue to apply to such unsold securities.